Shareholder Report, Holdings (Details)	May 31, 2024
FIS Christian Stock Fund | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
FIS Christian Stock Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FIS Christian Stock Fund | Toll Brothers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FIS Christian Stock Fund | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FIS Christian Stock Fund | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FIS Christian Stock Fund | Caseys General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FIS Christian Stock Fund | Holcim Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FIS Christian Stock Fund | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FIS Christian Stock Fund | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FIS Christian Stock Fund | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FIS Christian Stock Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FIS Christian Stock Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
FIS Christian Stock Fund | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
FIS Christian Stock Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
FIS Christian Stock Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
FIS Christian Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
FIS Christian Stock Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
FIS Christian Stock Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
FIS Christian Stock Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FIS Christian Stock Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FIS Christian Stock Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
FIS Christian Stock Fund | ClassTF-United States
Holdings [Line Items]
Percent of Net Asset Value	79.20%
FIS Christian Stock Fund | ClassTF-Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FIS Christian Stock Fund | ClassTF-Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FIS Christian Stock Fund | ClassTF-Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FIS Christian Stock Fund | ClassTF-Israel
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FIS Christian Stock Fund | ClassTF-Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FIS Christian Stock Fund | ClassTF-Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FIS Christian Stock Fund | ClassTF-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FIS Christian Stock Fund | ClassTF-France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FIS Knights of Columbus Global Belief ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FIS Knights of Columbus Global Belief ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FIS Knights of Columbus Global Belief ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FIS Knights of Columbus Global Belief ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FIS Knights of Columbus Global Belief ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FIS Knights of Columbus Global Belief ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FIS Knights of Columbus Global Belief ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FIS Knights of Columbus Global Belief ETF | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FIS Knights of Columbus Global Belief ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FIS Knights of Columbus Global Belief ETF | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FIS Knights of Columbus Global Belief ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
FIS Knights of Columbus Global Belief ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
FIS Knights of Columbus Global Belief ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
FIS Knights of Columbus Global Belief ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
FIS Knights of Columbus Global Belief ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
FIS Knights of Columbus Global Belief ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
FIS Knights of Columbus Global Belief ETF | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FIS Knights of Columbus Global Belief ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FIS Knights of Columbus Global Belief ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FIS Knights of Columbus Global Belief ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FIS Knights of Columbus Global Belief ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FIS Knights of Columbus Global Belief ETF | ClassTF-United States
Holdings [Line Items]
Percent of Net Asset Value	63.90%
FIS Knights of Columbus Global Belief ETF | ClassTF-Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FIS Knights of Columbus Global Belief ETF | ClassTF-Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FIS Knights of Columbus Global Belief ETF | ClassTF-Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FIS Knights of Columbus Global Belief ETF | ClassTF-United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FIS Knights of Columbus Global Belief ETF | ClassTF-France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FIS Knights of Columbus Global Belief ETF | ClassTF-Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FIS Knights of Columbus Global Belief ETF | ClassTF-Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FIS Knights of Columbus Global Belief ETF | ClassTF-China
Holdings [Line Items]
Percent of Net Asset Value	1.70%